Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
Net loss	$ 12,931,794	$ 15,299,251
Deficit	(90,750,457)	$ (77,818,663)
Outstanding bank loan	89,298
Sale of future receipts	$ 1,467,899